UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
      September 30, 2004

COMMON STOCKS	Shares	Value

Australia - 2.22%
Australia and New Zealand Banking Group Limited	300,000	$4,133,426
News Corporation Limited (The)	900,000	7,438,864
Westpac Banking Corporation	330,000	4,238,392

		15,810,682

Austria - 2.17%
Erste Bank der oesterreichischen Sparkassen AG*	370,000	15,393,350

Canada - 2.37%
EnCana Corporation	218,500	10,087,408
Shoppers Drug Mart Corporation*	250,000	6,764,776

		16,852,184

China - 1.03%
Ping An Insurance (Group) Company of China, Ltd. (A)*	5,000,000	7,341,532

Denmark - 0.54%
A.P. Moller-Maersk A/S	500	3,830,362

France - 10.78%
AXA	200,000	4,046,110
Credit Agricole S.A.	300,000	8,181,637
France Telecom*	150,000	3,736,877
Lafarge	60,000	5,249,511
Pernod Ricard	60,000	7,965,547
Publicis Groupe S.A.	250,000	7,144,030
Sanofi-Synthelabo	70,000	5,076,887
Schneider Electric SA	100,000	6,464,090
TF1	130,000	3,687,449
THOMSON	200,000	4,187,687
Total S.A.	80,000	16,293,728
VINCI	40,000	4,602,481

		76,636,034

Germany - 11.09%
Allianz Aktiengesellschaft, Registered Shares	145,000	14,568,108
BASF Aktiengesellschaft	200,000	11,748,374
Deutsche Telekom AG, Registered Shares*	340,000	6,291,465
E.ON AG	50,000	3,679,129
Fresenius AG	22,300	1,808,719
Henkel Kommanditgesellschaft auf Aktien	25,000	1,838,012
Hypo Real Estate Holding AG*	150,000	5,122,838
Munchener Ruckversicherungs - Gesellschaft Aktiengesellschaft	32,000	3,071,964
PUMA Aktiengesellschaft Rudolf Dassler Sport	30,000	8,010,255
RWE Aktiengesellschaft	120,000	5,722,675
SAP Aktiengesellschaft	50,000	7,792,923
Siemens AG	125,000	9,159,013

		78,813,475

Greece - 0.54%
Alpha Bank	150,000	3,822,568

Ireland - 2.70%
Anglo Irish Bank Corporation plc	400,000	7,327,210
CRH public limited company	300,000	7,116,087
DEPFA BANK plc	350,000	4,759,582

		19,202,879

Italy - 4.88%
Alleanza Assicurazioni S.p.A.	175,000	2,023,366
Assicurazioni Generali SpA	160,000	4,397,319
Banco Popolare di Verona e Novara S.c. a r.l.	270,000	4,734,620
Eni S.p.A.	550,000	12,322,132
Saipem S.p.A.	350,000	3,933,718
Snam Rete Gas S.p.A.	1,500,000	7,246,486

		34,657,641

Japan - 16.42%
ACOM CO., LTD.	87,000	5,384,455
Asahi Glass Company, Limited	500,000	4,551,023
Canon Inc.	228,000	10,717,728
Honda Motor Co., Ltd.	100,000	4,845,955
Hoya Corporation	84,000	8,804,392
Japan Tobacco Inc.	600	5,020,191
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	400	3,335,905
Kao Corporation	482,000	10,650,846
Mitsubishi Corporation	600,000	6,484,868
Nikko Cordial Corporation	1,586,000	6,433,522
Nippon Mining Holdings, Inc. (144A)	1,200,000	6,076,501
Nippon Telegraph and Telephone Corporation	1,500	5,975,770
Nomura Holdings, Inc.	550,000	7,062,480
ORIX Corporation	74,000	7,588,366
Sumitomo Mitsui Financial Group, Inc.	540	3,087,254
Takeda Chemical Industries, Ltd.	137,000	6,216,253
Tokyo Gas Co., Ltd.	1,531,000	5,432,379
Toyota Motor Corporation	235,000	8,999,501

		116,667,389

Luxembourg - 0.78%
ARCELOR	300,000	5,543,842

Mexico - 0.85%
Cemex, S.A. de C.V., ADR	100,000	2,814,000
Grupo Televisa, S.A., GDR	61,000	3,216,530

		6,030,530

Netherlands - 1.54%
Euronext N.V.	143,400	4,080,006
Koninklijke Philips Electronics N.V., Ordinary Shares	300,000	6,870,191

		10,950,197

South Korea - 1.15%
Samsung Electronics Co., Ltd.	20,500	8,153,713

Spain - 0.96%
Enagas, S.A.	200,000	2,391,899
Grupo Ferrovial, S.A.	100,000	4,464,631

		6,856,530

Sweden - 2.68%
Telefonaktiebolaget LM Ericsson, Class B*	6,138,600	19,041,472

Switzerland - 10.34%
Baloise-Holding, Registered Shares	90,000	3,482,916
Credit Suisse Group, Registered Shares*	230,000	7,351,219
Holcim Ltd, Registered Shares	100,000	5,281,521
Nestle S.A., Registered Shares	47,000	10,781,200
Novartis AG, Registered Shares	430,000	20,072,185
Roche Holdings AG, Genussschein	110,000	11,381,136
Serono S.A., Class B	4,000	2,473,532
UBS AG	180,000	12,690,087

		73,513,796

United Kingdom - 18.61%
BAA plc	600,000	6,010,014
BP p.l.c.	1,550,000	14,796,560
British Sky Broadcasting Group plc*	660,000	5,724,172
Compass Group PLC	2,600,000	10,375,010
Diageo plc	260,000	3,246,602
GlaxoSmithKline plc	500,000	10,776,763
ITV plc*	2,000,000	3,899,903
NEXT plc	400,000	11,820,960
Reckitt Benckiser plc	570,000	13,966,903
Royal Bank of Scotland Group plc (The)	334,600	9,664,189
tesco plc	3,550,000	18,325,701
Vodafone Group Plc	6,000,000	14,359,969
WPP Group plc	1,000,000	9,310,906

		132,277,652

TOTAL COMMON STOCKS - 91.65%		$651,395,828

(Cost: $568,972,681)

	Principal Amount in Thousands

Other Government Securities - 4.07%

Germany
Bundesschwatzanweisungen Treasury Note,
3.0%, 12-10-04 (B)	EUR 11,945	14,856,317
2.5%, 3-18-05 (B)	11,300	14,052,050

		$28,908,367

(Cost: $27,729,190)

TOTAL SHORT-TERM SECURITIES - 4.71%		$33,453,479

(Cost: $33,453,479)

TOTAL INVESTMENT SECURITIES - 100.43%		$713,757,674

(Cost: $630,155,350)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.43%)		(3,018,492)

NET ASSETS - 100.00%		$710,739,182

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2004, the total value of this security amounted to --% of net assets.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004